Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001285785
Registrant Name	MOSAIC CO
Registration File Number	333-291349
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A